Lease (Tables)	12 Months Ended
Dec. 31, 2021
Lease
Schedule of amounts recognised in the balance sheet

	As at	As at	As at
	1 January	31 December	31 December
	2020	2020	2021
	RMB	RMB	RMB
Lease liabilities
Current	36,266	35,868	28,278
Non-current	165,615	178,983	105,754
	201,881	214,851	134,032

Schedule of amounts recognised in the statement of comprehensive income

	2019	2020	2021
	RMB	RMB	RMB
Interest expense (included in finance costs) (Note 8)	12,767	16,693	12,844
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	8,986	4,860	15,836